UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Armitage
Title:  Managing Director, Egerton Capital Limited (General Partner)
Phone:  011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England             August 11, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total: $ 345,178
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2  COLUMN 3       COLUMN 4          COLUMN 5                COLUMN 6    COLUMN 7         COLUMN 8

                       Title of                                                           Investment   Other     Voting Authority
  Name of Security      Class    CUSIP/CINS    Value (x000)  Sh/Prn Amt  Sh/Prn Put/Call  Discretion   Mgrs    Sole   Shared   None
 Everest Re Group Ltd   COM       G3223R108      170,355     2,119,367   SH                Sole         NONE          2,119,367
 PartnerRe Ltd          COM       G6852T105       92,807     1,635,938   SH                Sole                       1,635,938
 Willis Group Holdings  SHS       G96655108       82,016     2,190,000   SH                Sole                       2,190,000

Total                                            345,178



05982.0000 #504700